Segment analysis - Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Segment analysis
Revenue	$ 1,259	$ 1,255	$ 2,400	$ 2,386
Europe
Segment analysis
Revenue	566	555	1,047	1,041
Americas
Segment analysis
Revenue	693	700	1,353	1,345
Europe
Segment analysis
Revenue	562	552	1,036	1,030
Europe | Europe
Segment analysis
Revenue	562	552	1,036	1,030
North America
Segment analysis
Revenue	594	608	1,148	1,157
North America | Europe
Segment analysis
Revenue			1	7
North America | Americas
Segment analysis
Revenue	594	608	1,147	1,150
Rest of the world
Segment analysis
Revenue	103	95	216	199
Rest of the world | Europe
Segment analysis
Revenue	4	3	10	4
Rest of the world | Americas
Segment analysis
Revenue	99	92	206	195
Over time
Segment analysis
Revenue	994	998	1,910	1,910
Point in time
Segment analysis
Revenue	$ 265	$ 257	$ 490	$ 476